Schedule of Interest Rate Risk (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Finance lease liabilities, current	$ 48,345	$ 66,150
Finance lease liabilities, non-current		48,345
Bank and other borrowings, current	2,415,763	4,761,434
Bank and other borrowings, non-current	4,661,060	2,865,484
Fixed Rate Borrowings [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Finance lease liabilities, current	48,345	66,150
Finance lease liabilities, non-current		48,345
Bank and other borrowings, current	79,243	1,053,317
Bank and other borrowings, non-current	170,708
Floating Rate Borrowings [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Bank and other borrowings, current	2,336,520	3,708,117
Bank and other borrowings, non-current	$ 4,490,352	$ 2,865,484